Quarterly Holdings Report
for
Fidelity® Small Cap Growth Fund
October 31, 2021
SCP-NPRT1-1221
1.823237.117
Common Stocks - 97.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.5%
Media - 1.9%
Integral Ad Science Holding Corp. (a)	930,812	22,870,051
TechTarget, Inc. (b)	1,134,808	107,023,742
		129,893,793
Wireless Telecommunication Services - 0.6%
Gogo, Inc. (b)	2,449,198	39,823,959
TOTAL COMMUNICATION SERVICES		169,717,752
CONSUMER DISCRETIONARY - 16.0%
Hotels, Restaurants & Leisure - 3.6%
Caesars Entertainment, Inc. (b)	620,795	67,952,221
Churchill Downs, Inc.	233,904	53,797,920
Dutch Bros, Inc.	287,800	21,941,872
Everi Holdings, Inc. (b)	885,995	21,263,880
Lindblad Expeditions Holdings (b)(c)	4,201,213	62,808,134
NeoGames SA	271,800	10,097,370
		237,861,397
Household Durables - 2.1%
GoPro, Inc. Class A (a)(b)	1,642,998	14,146,213
Helen of Troy Ltd. (b)	47,502	10,685,575
Lovesac (a)(b)(c)	926,832	72,302,164
M/I Homes, Inc. (b)	212,633	12,175,366
Sonos, Inc. (b)	467,466	15,248,741
Traeger, Inc. (a)(b)	752,882	14,221,941
		138,780,000
Internet & Direct Marketing Retail - 1.8%
Farfetch Ltd. Class A (b)	336,079	13,177,658
Overstock.com, Inc. (b)	69,700	6,637,531
Porch Group, Inc. Class A (a)(b)	2,242,891	47,167,998
Revolve Group, Inc. (b)	288,975	21,684,684
The Original BARK Co. (c)(d)	1,195,200	8,796,672
The Original BARK Co.:
warrants 8/29/25 (b)	579,928	933,684
Class A (a)(b)(c)	3,002,595	22,099,099
thredUP, Inc. (a)(b)	92,944	2,011,308
		122,508,634
Leisure Products - 0.2%
Callaway Golf Co. (a)(b)	432,000	11,685,600
Specialty Retail - 4.5%
American Eagle Outfitters, Inc. (a)	2,672,325	63,440,996
Dick's Sporting Goods, Inc.	192,203	23,873,535
Fanatics, Inc. Class A (d)(e)	726,062	34,393,557
Floor & Decor Holdings, Inc. Class A (b)	262,217	35,640,535
Lithia Motors, Inc. Class A (sub. vtg.)	97,051	30,980,620
Musti Group OYJ	403,932	15,866,804
Rent-A-Center, Inc.	656,248	34,951,768
Warby Parker, Inc. (a)(b)	276,300	14,920,200
Williams-Sonoma, Inc.	243,595	45,242,899
		299,310,914
Textiles, Apparel & Luxury Goods - 3.8%
Algolia, Inc. (d)(e)	234,640	6,862,059
Crocs, Inc. (b)	1,059,490	171,054,659
Deckers Outdoor Corp. (b)	113,818	44,993,394
Tapestry, Inc.	720,842	28,098,421
		251,008,533
TOTAL CONSUMER DISCRETIONARY		1,061,155,078
CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 1.5%
BJ's Wholesale Club Holdings, Inc. (b)	1,715,685	100,264,631
Food Products - 0.5%
Darling Ingredients, Inc. (b)	363,856	30,753,109
Personal Products - 0.5%
The Beauty Health Co. (a)(b)	1,352,689	37,158,367
TOTAL CONSUMER STAPLES		168,176,107
ENERGY - 2.1%
Energy Equipment & Services - 0.1%
Fluence Energy, Inc.	114,756	4,081,871
Oil, Gas & Consumable Fuels - 2.0%
Antero Resources Corp. (b)	2,611,455	51,889,611
Enviva Partners LP	698,084	46,743,705
Genesis Energy LP	1,110,783	12,107,535
Range Resources Corp. (b)	1,074,781	25,063,893
		135,804,744
TOTAL ENERGY		139,886,615
FINANCIALS - 6.2%
Banks - 1.3%
Glacier Bancorp, Inc.	364,853	20,172,722
Hilltop Holdings, Inc.	20	709
PacWest Bancorp	314,158	14,913,080
Signature Bank	79,445	23,660,310
Silvergate Capital Corp. (b)	153,667	24,067,326
Starling Bank Ltd. Series D (b)(d)(e)	1,746,100	3,093,011
		85,907,158
Capital Markets - 2.5%
Impax Asset Management Group PLC	643,530	9,652,505
Lazard Ltd. Class A	459,819	22,526,533
LPL Financial	171,309	28,098,102
Morningstar, Inc.	105,761	33,499,797
Perella Weinberg Partners (d)	2,039,500	28,634,580
StepStone Group, Inc. Class A	967,326	45,444,975
		167,856,492
Consumer Finance - 0.3%
OneMain Holdings, Inc.	349,478	18,455,933
Insurance - 1.9%
American Financial Group, Inc.	305,862	41,609,466
Assurant, Inc.	263,136	42,446,468
BRP Group, Inc. (a)(b)	1,128,137	41,177,001
HCI Group, Inc.	27,163	3,640,114
		128,873,049
Thrifts & Mortgage Finance - 0.2%
Meta Financial Group, Inc.	239,974	13,304,159
TOTAL FINANCIALS		414,396,791
HEALTH CARE - 27.5%
Biotechnology - 12.2%
4D Molecular Therapeutics, Inc. (a)	307,190	7,381,776
ADC Therapeutics SA (b)	214,727	6,224,936
Agios Pharmaceuticals, Inc. (b)	356,536	16,757,192
Allakos, Inc. (b)	296,557	29,827,703
Allovir, Inc. (a)(b)	615,152	14,769,800
ALX Oncology Holdings, Inc. (a)(b)	276,777	15,510,583
Ambrx Biopharma, Inc. ADR	74,301	936,193
Annexon, Inc. (a)(b)	258,231	4,211,748
Argenx SE ADR (b)	90,882	27,442,729
Ascendis Pharma A/S sponsored ADR (b)	228,796	34,687,762
Avid Bioservices, Inc. (b)	698,199	21,420,745
Bicycle Therapeutics PLC ADR (b)	173,400	8,912,760
Biohaven Pharmaceutical Holding Co. Ltd. (b)	118,042	16,799,737
Bolt Biotherapeutics, Inc.	517,896	6,779,259
Celldex Therapeutics, Inc. (b)	548,666	23,340,252
Century Therapeutics, Inc. (a)	437,714	9,835,434
Cytokinetics, Inc. (b)	1,039,908	36,303,188
Erasca, Inc.	655,323	12,962,289
Exelixis, Inc. (b)	679,903	14,624,714
Forma Therapeutics Holdings, Inc. (b)	447,076	8,297,731
Graphite Bio, Inc.	455,990	5,809,313
Gritstone Bio, Inc. (b)	576,828	6,339,340
Halozyme Therapeutics, Inc. (b)	354,301	13,488,239
Immunocore Holdings PLC ADR	323,189	12,449,240
ImmunoGen, Inc. (b)	1,298,111	7,827,609
Instil Bio, Inc. (f)	1,253,977	25,543,511
Instil Bio, Inc. (b)	192,488	3,920,981
Janux Therapeutics, Inc. (a)	345,238	8,406,545
Keros Therapeutics, Inc. (b)	268,993	11,222,388
Kura Oncology, Inc. (b)	734,846	12,066,171
Kymera Therapeutics, Inc. (b)	292,961	17,249,544
Monte Rosa Therapeutics, Inc. (a)	506,318	11,873,157
Morphic Holding, Inc. (b)	371,306	21,350,095
Natera, Inc. (b)	218,135	24,991,727
Nuvalent, Inc.	548,468	12,729,120
Passage Bio, Inc. (a)(b)	634,915	5,536,459
Prelude Therapeutics, Inc. (a)(b)	697,681	12,265,232
ProQR Therapeutics BV (a)(b)(c)	3,551,345	27,416,383
Protagonist Therapeutics, Inc. (b)	746,094	23,248,289
PTC Therapeutics, Inc. (b)	431,687	16,373,888
Relay Therapeutics, Inc. (a)(b)	1,092,948	36,340,521
Repare Therapeutics, Inc. (a)(b)	505,303	12,637,628
Revolution Medicines, Inc. (a)(b)	486,932	14,330,409
Shattuck Labs, Inc.	90,079	1,738,525
Stoke Therapeutics, Inc. (b)	122,900	2,805,807
Tango Therapeutics, Inc. (d)	499,400	6,412,296
Taysha Gene Therapies, Inc. (b)	89,608	1,401,469
Tenaya Therapeutics, Inc. (b)	817,506	21,018,079
TG Therapeutics, Inc. (b)	1,035,509	32,328,591
Tyra Biosciences, Inc.	704,408	15,771,695
United Therapeutics Corp. (b)	139,320	26,576,683
Vericel Corp. (a)(b)	299,199	13,769,138
Verve Therapeutics, Inc. (a)	316,696	14,691,527
Xenon Pharmaceuticals, Inc. (b)	354,074	11,029,405
		807,985,535
Health Care Equipment & Supplies - 5.4%
Axonics Modulation Technologies, Inc. (a)(b)	459,298	33,689,508
CryoPort, Inc. (a)(b)	264,686	21,582,496
Envista Holdings Corp. (b)	847,002	33,117,778
Figs, Inc. Class A (a)(b)	340,000	11,427,400
Globus Medical, Inc. (b)	253,561	19,567,302
Inogen, Inc. (b)	219,986	8,722,445
Insulet Corp. (b)	298,106	92,418,822
Integer Holdings Corp. (b)	315,299	28,383,216
Minerva Surgical, Inc.	831,607	7,783,842
Neuronetics, Inc. (a)(b)	937,744	4,876,269
NeuroPace, Inc. (a)(b)	892,705	13,533,408
OrthoPediatrics Corp. (a)(b)	318,143	22,642,237
PAVmed, Inc. (a)(b)	1,183,822	6,428,153
Pulmonx Corp. (a)	370,494	14,423,331
TransMedics Group, Inc. (b)	561,520	15,402,494
ViewRay, Inc. (a)(b)	3,321,961	24,283,535
		358,282,236
Health Care Providers & Services - 3.9%
Acadia Healthcare Co., Inc. (b)	678,288	42,053,856
Accolade, Inc. (b)	147,751	5,879,012
agilon health, Inc. (b)	570,500	13,977,250
Guardant Health, Inc. (b)	49,200	5,746,068
LifeStance Health Group, Inc.	787,139	9,429,925
Molina Healthcare, Inc. (b)	126,254	37,335,833
Oak Street Health, Inc. (b)	240,977	11,381,344
Option Care Health, Inc. (b)	1,390,404	37,999,741
R1 RCM, Inc. (b)	2,106,030	45,700,851
Signify Health, Inc. (a)	523,136	8,406,796
Surgery Partners, Inc. (b)	531,781	21,877,470
The Joint Corp. (b)	178,795	15,640,987
		255,429,133
Health Care Technology - 2.2%
Certara, Inc.	646,378	26,701,875
Definitive Healthcare Corp.	49,155	1,973,082
Evolent Health, Inc. (b)	606,902	17,764,022
Health Catalyst, Inc. (b)	449,601	23,666,997
Inspire Medical Systems, Inc. (b)	109,716	29,577,239
OptimizeRx Corp. (a)(b)	113,300	10,956,110
Phreesia, Inc. (b)	348,517	24,584,389
Schrodinger, Inc. (b)	223,274	12,186,295
		147,410,009
Life Sciences Tools & Services - 2.9%
10X Genomics, Inc. (b)	200,524	32,338,505
Absci Corp.	446,669	6,552,634
Absci Corp.	145,599	2,029,140
Charles River Laboratories International, Inc. (b)	63,745	28,601,107
Maravai LifeSciences Holdings, Inc.	515,011	21,779,815
Nanostring Technologies, Inc. (b)	423,103	20,435,875
Olink Holding AB ADR (a)(b)	881,062	28,334,954
Syneos Health, Inc. (b)	571,586	53,351,837
Veterinary Emergency Group LLC Class A (d)(e)(g)	25,500	819,677
		194,243,544
Pharmaceuticals - 0.9%
Arvinas Holding Co. LLC (b)	148,002	12,814,013
Cyteir Therapeutics, Inc.	344,838	6,176,049
Edgewise Therapeutics, Inc. (b)	636,088	10,495,452
Fulcrum Therapeutics, Inc. (b)	121,002	2,678,984
Ikena Oncology, Inc. (f)	509,561	5,477,781
Ikena Oncology, Inc. (b)	192,541	2,069,816
NGM Biopharmaceuticals, Inc. (b)	268,800	4,964,736
Ocular Therapeutix, Inc. (b)	854,856	5,676,244
Pharvaris BV	577,045	10,236,778
Theseus Pharmaceuticals, Inc.	114,500	1,960,240
		62,550,093
TOTAL HEALTH CARE		1,825,900,550
INDUSTRIALS - 14.0%
Aerospace & Defense - 0.5%
BWX Technologies, Inc.	577,377	32,760,371
Air Freight & Logistics - 0.4%
Hub Group, Inc. Class A (b)	359,219	28,223,837
Building Products - 3.0%
Builders FirstSource, Inc. (b)	1,473,413	85,855,776
Resideo Technologies, Inc. (b)	776,102	19,138,675
Simpson Manufacturing Co. Ltd.	243,102	25,790,691
The AZEK Co., Inc. (b)	1,001,951	36,761,582
UFP Industries, Inc.	352,838	28,872,734
		196,419,458
Commercial Services & Supplies - 0.3%
Driven Brands Holdings, Inc.	519,105	16,855,339
Construction & Engineering - 1.0%
Quanta Services, Inc.	115,667	14,028,094
Willscot Mobile Mini Holdings (b)	1,585,612	55,100,017
		69,128,111
Electrical Equipment - 1.9%
Acuity Brands, Inc.	112,589	23,129,158
nVent Electric PLC	268,416	9,515,347
Regal Rexnord Corp.	176,425	26,874,820
Sensata Technologies, Inc. PLC (b)	451,612	24,883,821
Shoals Technologies Group, Inc. (a)	592,798	18,370,810
Sunrun, Inc. (b)	410,909	23,701,231
		126,475,187
Machinery - 1.8%
Chart Industries, Inc. (a)(b)	117,004	20,770,550
Crane Co.	506,611	52,322,784
ITT, Inc.	312,887	29,433,280
Kornit Digital Ltd. (b)	88,228	14,758,780
		117,285,394
Professional Services - 3.9%
Alight, Inc. Class A (b)	3,307,100	35,981,248
ASGN, Inc. (b)	385,955	46,183,375
CACI International, Inc. Class A (b)	138,454	39,824,909
First Advantage Corp.	355,658	6,650,805
KBR, Inc.	1,883,844	79,950,339
Korn Ferry	388,351	29,984,581
Sterling Check Corp.	239,900	5,145,855
TriNet Group, Inc. (b)	156,890	15,885,113
		259,606,225
Trading Companies & Distributors - 1.2%
Applied Industrial Technologies, Inc.	295,652	28,820,157
Beacon Roofing Supply, Inc. (b)	578,075	30,562,825
Custom Truck One Source, Inc. Class A (a)(b)	2,456,470	22,231,054
		81,614,036
TOTAL INDUSTRIALS		928,367,958
INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 0.1%
Calix, Inc. (b)	100,310	6,278,403
Electronic Equipment & Components - 0.7%
Fabrinet (b)	310,693	29,826,528
TD SYNNEX Corp.	179,277	18,824,085
		48,650,613
IT Services - 3.4%
Concentrix Corp.	216,100	38,396,648
Digitalocean Holdings, Inc. (b)	302,395	29,510,728
Dlocal Ltd. (a)	434,718	21,088,170
Flywire Corp. (a)(b)	208,382	9,885,642
Genpact Ltd.	907,685	44,794,255
Nuvei Corp. (b)(f)	225,309	27,078,588
Perficient, Inc. (b)	202,629	25,044,944
Thoughtworks Holding, Inc.	485,500	14,026,095
Verra Mobility Corp. (b)	1,250,096	18,601,428
		228,426,498
Semiconductors & Semiconductor Equipment - 4.2%
AEHR Test Systems (b)	383,200	8,667,984
Ambarella, Inc. (b)	165,600	30,773,448
Cirrus Logic, Inc. (b)	327,976	26,503,741
eMemory Technology, Inc.	278,000	22,962,830
Nova Ltd. (b)	205,374	22,307,724
Semtech Corp. (b)	673,370	57,256,651
SiTime Corp. (b)	413,015	109,403,543
		277,875,921
Software - 11.5%
Alkami Technology, Inc. (b)	896,332	26,889,960
Amplitude, Inc. (b)	357,714	26,574,573
AvidXchange Holdings, Inc.	529,600	11,773,008
Blend Labs, Inc.	820,670	11,899,715
CCC Intelligent Solutions Holdings, Inc. (d)	48,511	581,162
Couchbase, Inc. (a)	51,665	2,083,133
CyberArk Software Ltd. (a)(b)	333,388	60,046,513
DoubleVerify Holdings, Inc. (f)	291,700	11,530,901
DoubleVerify Holdings, Inc. (b)	282,756	11,177,345
Dynatrace, Inc. (b)	622,755	46,706,625
Elastic NV (b)	326,784	56,700,292
Fortnox AB	132,722	9,396,248
Latch, Inc. (a)(b)	656,321	5,834,694
Lightspeed Commerce, Inc. (Canada) (b)	333,885	32,544,075
Matterport, Inc. (b)	298,800	6,708,060
Matterport, Inc. (d)	56,700	1,272,915
Monday.com Ltd. (a)	63,381	23,566,957
Rapid7, Inc. (b)	610,741	78,632,904
SentinelOne, Inc.	303,770	20,170,328
Similarweb Ltd. (a)(b)	1,046,666	20,137,854
Sprout Social, Inc. (b)	454,164	57,987,660
Stronghold Digital Mining, Inc. Class A	225,500	6,192,230
TECSYS, Inc.	693,135	31,357,974
Telos Corp. (a)	1,342,699	34,789,331
Tenable Holdings, Inc. (b)	1,377,407	73,346,923
Upsales Technology AB (b)	286,139	2,798,751
WalkMe Ltd.	883,834	22,414,030
Workiva, Inc. (b)	240,669	35,992,049
Xperi Holding Corp.	319,067	5,717,681
Yext, Inc. (b)	2,397,264	30,181,554
		765,005,445
Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology, Inc. (b)	488,346	13,986,229
Seagate Technology Holdings PLC	279,834	24,924,814
		38,911,043
TOTAL INFORMATION TECHNOLOGY		1,365,147,923
MATERIALS - 3.7%
Chemicals - 2.0%
Element Solutions, Inc.	1,424,285	32,345,512
The Chemours Co. LLC	831,958	23,311,463
Trinseo PLC	197,869	11,092,536
Valvoline, Inc.	1,880,828	63,872,919
		130,622,430
Construction Materials - 0.4%
Eagle Materials, Inc.	170,426	25,284,401
Containers & Packaging - 0.7%
Ardagh Metal Packaging SA (d)	1,634,000	16,094,900
Avery Dennison Corp.	127,563	27,773,016
		43,867,916
Metals & Mining - 0.6%
Iluka Resources Ltd.	3,065,697	21,678,003
Lynas Rare Earths Ltd. (b)	3,953,440	21,799,238
		43,477,241
TOTAL MATERIALS		243,251,988
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Rexford Industrial Realty, Inc.	317,076	21,307,507
Terreno Realty Corp.	332,056	24,283,255
		45,590,762
Real Estate Management & Development - 1.2%
Compass, Inc. (b)	3,107,514	40,708,433
Jones Lang LaSalle, Inc. (b)	147,378	38,057,421
		78,765,854
TOTAL REAL ESTATE		124,356,616
UTILITIES - 0.9%
Independent Power and Renewable Electricity Producers - 0.9%
NextEra Energy Partners LP	290,711	25,088,359
Sunnova Energy International, Inc. (a)(b)	811,792	36,173,452
		61,261,811
TOTAL COMMON STOCKS (Cost $4,784,710,688)		6,501,619,189

Convertible Preferred Stocks - 2.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.3%
Internet & Direct Marketing Retail - 0.3%
Reddit, Inc. Series F (d)(e)	253,500	15,664,880
Textiles, Apparel & Luxury Goods - 0.0%
Algolia SAS Series D (d)(e)	53,800	1,573,384
TOTAL CONSUMER DISCRETIONARY		17,238,264
HEALTH CARE - 0.5%
Biotechnology - 0.4%
Bright Peak Therapeutics AG Series B (d)(e)	1,079,522	4,216,613
Caris Life Sciences, Inc. Series D (d)(e)	780,603	6,322,884
Sonoma Biotherapeutics, Inc.:
Series B (d)(e)	2,370,360	5,499,235
Series B1 (d)(e)	1,264,171	2,932,877
T-Knife Therapeutics, Inc. Series B (d)(e)	1,097,257	6,329,856
Treeline Biosciences Series A (d)(e)	115,000	900,163
		26,201,628
Health Care Providers & Services - 0.1%
Boundless Bio, Inc. Series B (d)(e)	3,017,761	4,073,977
Health Care Technology - 0.0%
Wugen, Inc. Series B (d)(e)	326,496	2,531,944
TOTAL HEALTH CARE		32,807,549
INDUSTRIALS - 0.5%
Construction & Engineering - 0.3%
Beta Technologies, Inc. Series A (d)(e)	278,129	20,378,512
Road & Rail - 0.2%
Convoy, Inc. Series D (b)(d)(e)	913,444	15,601,624
TOTAL INDUSTRIALS		35,980,136
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.2%
Astranis Space Technologies Corp. Series C (d)(e)	557,717	14,205,052
IT Services - 0.5%
Yanka Industries, Inc.:
Series E (b)(d)(e)	869,641	27,721,372
Series F (d)(e)	127,716	4,071,177
		31,792,549
Software - 0.0%
Skyryse, Inc. Series B (d)(e)	62,100	1,532,626
TOTAL INFORMATION TECHNOLOGY		47,530,227
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $111,126,468)		133,556,176

Convertible Bonds - 0.0%
	Principal Amount (h)	Value ($)
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
The Real Good Food Co. LLC 1% (d)(i) (Cost $2,390,000)	2,390,000	2,390,000

Money Market Funds - 6.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (j)	17,984,316	17,987,913
Fidelity Securities Lending Cash Central Fund 0.06% (j)(k)	416,833,541	416,875,224
TOTAL MONEY MARKET FUNDS (Cost $434,863,137)		434,863,137

TOTAL INVESTMENT IN SECURITIES - 106.4% (Cost $5,333,090,293)	7,072,428,502
NET OTHER ASSETS (LIABILITIES) - (6.4)%	(424,068,152)
NET ASSETS - 100.0%	6,648,360,350

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Affiliated company
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $242,907,005 or 3.7% of net assets.

(e)	Level 3 security
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,630,781 or 1.0% of net assets.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Algolia SAS Series D	7/23/21	1,573,384
Algolia, Inc.	10/27/21	6,862,059
Ardagh Metal Packaging SA	2/22/21	16,340,000
Astranis Space Technologies Corp. Series C	3/19/21	12,225,675
Beta Technologies, Inc. Series A	4/09/21	20,378,512
Boundless Bio, Inc. Series B	4/23/21	4,073,977
Bright Peak Therapeutics AG Series B	5/14/21	4,216,613
Caris Life Sciences, Inc. Series D	5/11/21	6,322,884
CCC Intelligent Solutions Holdings, Inc.	2/02/21	485,110
Convoy, Inc. Series D	10/30/19	12,368,032
Fanatics, Inc. Class A	8/13/20 - 3/22/21	12,874,623
Matterport, Inc.	2/08/21	567,000
Perella Weinberg Partners	12/29/20	20,395,000
Reddit, Inc. Series F	8/11/21	15,664,880
Skyryse, Inc. Series B	10/21/21	1,532,626
Sonoma Biotherapeutics, Inc. Series B	7/26/21	4,684,542
Sonoma Biotherapeutics, Inc. Series B1	7/26/21	3,747,635
Starling Bank Ltd. Series D	6/18/21	3,121,827
T-Knife Therapeutics, Inc. Series B	6/30/21	6,329,856
Tango Therapeutics, Inc.	4/13/21	4,994,000
The Original BARK Co.	12/17/20	11,952,000
The Real Good Food Co. LLC 1%	5/07/21	2,390,000
Treeline Biosciences Series A	7/30/21	900,163
Veterinary Emergency Group LLC Class A	9/16/21	819,677
Wugen, Inc. Series B	7/09/21	2,531,944
Yanka Industries, Inc. Series E	5/15/20	10,504,568
Yanka Industries, Inc. Series F	4/08/21	4,071,177

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	26,240,913	614,532,561	622,785,561	3,990	-	-	17,987,913	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	318,547,474	515,154,618	416,826,868	737,546	-	-	416,875,224	1.1%
Total	344,788,387	1,129,687,179	1,039,612,429	741,536	-	-	434,863,137

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Lindblad Expeditions Holdings	57,591,585	-	75,911	-	33,887	5,258,573	62,808,134
Lovesac	56,334,031	-	83,694	-	22,929	16,028,898	72,302,164
ProQR Therapeutics BV	18,598,393	-	38,976	-	9,174	8,847,792	27,416,383
The Original BARK Co.	9,621,360	-	-	-	-	(824,688)	8,796,672
The Original BARK Co. Class A	14,024,018	10,879,920	32,916	-	4,560	(2,776,483)	22,099,099
The Original BARK Co. warrants 8/29/25	1,184,462	-	1,397	-	(633)	(248,748)	-
Total	157,353,849	10,879,920	232,894	-	69,917	26,285,344	193,422,452

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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